LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Lease [Abstract]
Beginning balance	$ 285.2
Additions	62.8
Exchange realignment	(3.7)
Depreciation of right-of-use assets	(13.2)
Ending balance	$ 331.1